EQUITY AND REMUNERATION TO SHAREHOLDERS (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Share Capital for Common Shares and Preferred Shares

As of December 31, 2018, the Company’s issued and share capital is R$7,294 (6,294 at December 31, 2017 and 2016), represented by 487,614,213 common shares (420,764,708 at December 31, 2017) and 971,138,388 preferred shares (838,076,946 at December 31, 2017), both of them with nominal value of R$ 5.00 (five Reais), as follows:

Shareholders	Number of shares on December 31, 2018
	Common	%	Preferred	%	Total	%
State of Minas Gerais	248,480,146	51	—	—	248,480,146	17
Other entities of Minas Gerais State	56,703	—	647,647	—	704,350	—
FIA Dinâmica Energia S.A.	48,200,000	10	55,905,344	6	104,105,344	7
Others
In Brazil	159,745,194	33	396,559,885	41	556,305,079	38
Foreign shareholders	31,132,170	6	518,025,512	53	549,157,682	38

Total	487,614,213	100	971,138,388	100	1,458,752,601	100

Shareholders	Number of shares on December 31, 2017
	Common	%	Preferred	%	Total	%
State of Minas Gerais	214,414,739	51	—	—	214,414,739	17
Other entities of Minas Gerais State	56,703	—	4,860,228	1	4,916,931	1
FIA Dinâmica Energia S.A.	41,635,754	10	62,469,590	7	104,105,344	8
Others
In Brazil	110,343,209	26	237,174,007	28	347,517,216	27
Foreign shareholders	54,314,303	13	533,573,121	64	587,887,424	47

Total	420,764,708	100	838,076,946	100	1,258,841,654	100

Shareholders	Number of shares on December 31, 2016
	Common	%	Preferred	%	Total	%
State of Minas Gerais	214,414,739	51	—	—	214,414,739	17
Other entities of Minas Gerais State	56,703	—	4,860,228	1	4,916,931	1
AGC Energia S.A.	84,357,856	20	—	—	84,357,856	7
Other	—	—	—	—	—	—
In Brazil	112,584,011	27	252,478,755	30	365,062,766	28
Foreign shareholders	9,351,399	2	580,737,963	69	590,089,362	47

Total	420,764,708	100	838,076,946	100	1,258,841,654	100

Summary of Shares used in Calculation of Basic Profit and Diluted Profit per Share

In view of the capital increase on April, 23, 2018, described above, the calculation of the basic and diluted earnings is as follows:

Number of shares	2018	2017	2016
Common shares already paid up	487,614,213	420,764,708	420,764,708
Common shares to be paid up	—	66,849,505	—
Shares in treasury	(69)	(69)	(69)

	487,614,144	487,614,144	420,764,639
Preferred shares already paid up	971,138,388	838,076,946	838,076,946
Preferred shares to be paid up	—	133,061,442	—
Shares in treasury	(560,649)	(560,649)	(560,649)

	970,577,739	970,577,739	837,516,297

Total	1,458,191,883	1,458,191,883	1,258,280,936

Summary of Calculation of Basic Earnings per Share

The calculation of basic earnings per share is as follows:

	2018	2017	2016
Net income for the year attributed to equity holders of the parent	1,700	1,001	334
	—	—
Minimum mandatory dividend from net income for the year – preferred shares	577	486	204
Net income for the year not distributed – preferred shares	554	333	87

Total earnings – preferred shares (A)	1,131	819	291
Minimum mandatory dividend from net income for the year – common shares	290	15	—
Net income for the year not distributed – common shares	279	167	44

Total earnings – common shares (B)	569	182	44
Basic earnings per preferred share (A / number of preferred shares)	1.17	0.84	0.35
Basic earnings per common share (B / number of common shares)	1.17	0.37	0.10

	2018	2017	2016
Net income for the year from continuing operations attributed to equity holders of the parent	1,378	1,001	334
Minimum mandatory dividend from net income for the year from continuing operations – preferred shares	527	486	204
Net income for the year from continuing operations not distributed – preferred shares	390	333	87

Total earnings from continuing operations - preferred shares (A.1)	917	819	291
Minimum mandatory dividend from net income for the year from continuing operations – common shares	290	15	-
Net income for the year from continuing operations not distributed – common shares	171	167	44

Total earnings from continuing operations - common shares (B.1)	461	182	44
Basic earnings from continuing operations per preferred share (A.1 / number of preferred shares)	0.95	0.84	0.35
Basic earnings from continuing operations per common share (B.1 / number of common shares)	0.95	0.37	0.10

Summary of Calculation of Diluted Eranings per Share

The calculation of diluted earnings per share is as follows:

	2018	2017	2016
Net income for the year attributed to equity holders of the parent	1,700	1,001	334
	—
Total basic earnings – preferred shares (A)	1,131	819	291
Dilution effect related to the RME/Lepsa Option	—	—	(22)
Dilution effect related to the Ativas Option	—	—	(5)

Total diluted earnings – preferred shares (C)	1,131	819	264
		—
Total basic earnings – common shares (B)	569	182	44
Dilution effect related to the RME/Lepsa Option	—	—	(11)
Dilution effect related to the Ativas Option	—	—	(3)

Total diluted earnings – common shares (D)	569	182	30
Diluted earnings per preferred share (C / number of preferred shares)	1.17	0.84	0.32
Diluted earnings per common share (D / number of common shares)	1.17	0.37	0.07

	2018	2017	2016
Net income for the year from continuing operations attributed to equity holders of the parent	1,378	1,001	334
	—
Total basic earnings from continuing operations - preferred shares (A.1)	917	819	291
Dilution effect related to the RME/Lepsa Option	-	-	(22)
Dilution effect related to the Ativas Option	-	-	(5)

Total diluted earnings from continuing operations - preferred shares (C.1)	917	819	264
		—
Total basic earnings from continuing operations - common shares (B.1)	461	182	44
Dilution effect related to the RME/Lepsa Option	—	—	(11)
Dilution effect related to the Ativas Option	—	—	(3)

Total diluted earnings from continuing operations - common shares (D.1)	461	182	30
Diluted earnings from continuing operations per preferred share (C.1 / number of preferred shares)	0.95	0.84	0.32
Diluted earnings from continuing operations per common share (D.1 / number of common shares)	0.95	0.37	0.07

Schedule of Capital Reserves and Profit Reserves

Capital reserves

	2018	2017	2016
Investment-related donations and subsidies	1,857	1,857	1,857
Goodwill on issuance of shares	394	69	69
Shares in treasury	(1)	(1)	(1)

	2,250	1,925	1,925

The Reserve for investment-related donations and subsidies basically refers to the compensation by the Federal Government for the difference between the profitability obtained by Cemig up to March 1993 and the minimum return guaranteed by the legislation in effect at the time.

The reserve for treasury shares refers to the pass-through by Finor of shares arising from funds applied in Cemig projects in the area covered by Sudene (the development agency for the Northeast) under tax incentive programs.

Profit reserves

	2018	2017	2016
Legal reserve	853	853	853
Statutory reserve	57	57	57
Retained earnings reserve	3,965	3,341	2,813
Incentive tax reserve	67	58	57
Reserve for mandatory dividends not distributed	1,420	1,420	1,420

	6,362	5,729	5,200

Summary of Detailed Information Regarding Calculation of Retained Earnings Reserve

The calculation of the retained earnings reserve is as follows:

	2018	2017	2016
Net income for the year	1,700	1,001	334
Expired dividends	42	—	—
Incentives tax reserve	(9)	(1)	(7)
Deemed cost realization	42	28	37
Adjustment for initial adoption of IFRS 9 and IFRS 15.	(157)	—	—
Dividends proposed	(867)	(500)	(203)

Retained earnings reserve	751	528	161

Summary of Reserve for Obligatory Dividends Not Distributed	Reserve for mandatory dividends not distributed

2018
Dividends withheld, arising from the net income of 2015	623
Dividends withheld, arising from the net income of 2014	797

1,420

Schedule of Dividends Proposed for Distribution to Shareholders Based on the Profit for the Business Year

The calculation of the minimum dividends proposed for distribution to Shareholders as a result of the 2018, as mentioned in the previous paragraph, is as follows:

	2018	2017	2016
Calculation of Minimum Dividends required by the By-laws for the preferred shares
Nominal value of the preferred shares	4,856	4,191	4,190
Nominal value of the preferred shares to be capitalized	—	665	—

	4,856	4,856	4,190
Percentage applied to the nominal value of the preferred shares	10.00%	10.00%	10.00%

Amount of the dividends by the first payment criterion	486	486	419
Equity	14,579	14,326	12,930
Preferred shares as a percentage of Equity (net of shares held in Treasury)	66.58%	66.58%	66.58%

Portion of Equity represented by the preferred shares	9,704	9,538	8,609
Percentage applied to the portion of Equity represented by the preferred shares	3.00%	3.00%	3.00%

Amount of the dividends by the second payment criterion	291	286	258

Minimum Dividends required by the Bylaws for the preferred shares	486	486	419

Calculation of the Minimum Dividend under the by-laws based on the net income for the period
Mandatory dividend
Net income for the year	1,700	1,001	334
Mandatory dividends – 50% of Net income	850	500	167
Withholding income tax on Interest on equity	17	—	—

	867	500	167
Dividends recorded, as specified in the by-laws
Interest on Equity	210	—	—
Ordinary dividends	657	500	167

	867	500	167
Total dividends for the preferred shares	577	486	419
Total dividends for the common shares	290	14	—
Unit value of dividends – R$
Minimum dividends required by the by-laws for the preferred shares	0.50	0.50	0.50
Mandatory dividends (including withholding income tax on Interest on Equity)	0.59	0.34	0.50
Dividends proposed: Common (ON) shares	0.59	0.50	—
Dividends proposed: Preferred (PN) shares	0.59	0.03	0.50

Summary of Dividends and Interest on Capital Payable

This table provides the changes on dividends and interest on capital payable:

Balances at December, 31, 2017	428
Dividends and interest on equity	867
Withholding income tax on interest on capital	(17)
Dividends proposed for non-controlling shareholder.	127
Proposed dividends of previous years	(42)
Expired dividends	(8)
Dividends retained – Minas Gerais state government (Note 12)	(491)

Balances at December, 31, 2018	864

Summary of Equity Valuation Adjustments

Equity valuation adjustments

	2018	2017	2016
Adjustments to actuarial liabilities – Employee benefits	(257)	(235)	(169)

Subsidiaries, jointly-controlled entities and affiliated company
Adjustments to actuarial liabilities – Employee benefits	(1,681)	(1,241)	(1,042)
Deemed cost of PP&E (1)	611	639	685
Variation in fair value of financial asset available for sale	—	—	37

	(1,070)	(602)	(320)

Equity valuation adjustments	(1,327)	(837)	(489)

1)

The variation in the balance of deemed cost of fixed assets in 2018 is net of the reversal of deferred taxes on the deemed cost. The change is mainly due to a reversal of R$ 18 in the subsidiary Rosal Energia, arising from the change in the taxation criterion of this subsidiary from the real profit method to the presumed profit method.